Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended		95 Months Ended	101 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	Feb. 29, 2012
Cash Flows From Operating Activities
Net loss for the period	$ (1,827,290)	$ (10,700,580)	$ (14,573,721)	$ (2,315,199)	$ (18,942,564)	$ (20,769,854)
Depreciation expense	13,014	10,427	21,970	11,527	35,697	48,710
Expenses paid by issuance of common stock	19,500	8,511,800	9,848,400	192,600	10,041,000	10,060,500
Accrued interest added to (paid from) shareholder loans	(99,911)	(27,275)	9,647	206,193	731,355	631,444
Stock based compensation	179,786		74,772		74,772	254,558
Loan discount amortization	110,277	995,327	1,369,388	329,358	1,698,746	1,809,023
Non-cash portion of interest expense					3,333	3,333
Gain on settlement of debt					(3,333)	(3,333)
Foreign currency translation loss	(568)		(29)		(29)	(597)
Impairment of investment in joint venture projects				940,240	1,951,210	1,951,210
Change in operating assets and liabilities
Payroll taxes receivable		39,153	39,153	(39,153)
Prepaid expenses	(62,961)	(8,885)				(67,404)
Deferred Expenses	(49,256)		(4,443)		(4,443)	(49,256)
Accounts payable and accrued liabilities	55,535	(1,146,556)	(280,638)	286,741	107,054	162,590
Net Cash Used By Operating Activities	(1,661,874)	(2,326,589)	(3,495,501)	(387,693)	(4,307,202)	(5,969,076)
Cash Flows From Investing Activities
Capital Expenditures	(13,136)		(8,955)	(62,563)	(74,818)	(87,954)
Investment in oil and gas projects	(3,689,905)	(9,442,235)	(12,496,000)	(2,868,581)	(15,364,581)	(19,054,486)
Advances to and investment in joint venture projects					(250,000)	(250,000)
Net cash used by investing activities	(3,703,041)	(9,442,235)	(12,504,955)	(2,931,144)	(15,689,399)	(19,392,440)
Cash Flows From Financing Activities
Proceeds from sale of common stock		25,799,619	25,822,119	587,500	26,435,669	26,435,669
Proceeds of bridge financing		3,800,000	3,800,000		3,800,000	3,800,000
Principal payment on bridge financing		(3,800,000)	(3,800,000)		(3,800,000)	(3,800,000)
Increase in loans payable to related parties					226,574	226,574
Principal payments on shareholder loans	(1,400,000)	(1,100,000)	(3,989,685)	(150,000)	(4,139,685)	(5,539,685)
Proceeds from (Principal payments for) shareholder loans		(1,089,685)	1,400,000	2,900,500	4,725,700	4,725,700
Net cash (used)/provided by financing activities	(1,400,000)	23,609,934	23,232,434	3,338,000	27,248,258	25,848,258
(Decrease)/Increase In Cash During The Period	(6,764,915)	11,841,110	7,231,978	19,163	7,251,657	486,742
Cash, Beginning Of Period	7,251,657	19,679	19,679	516
Cash, End Of Period	$ 486,742	$ 11,860,789	$ 7,251,657	$ 19,679	$ 7,251,657	$ 486,742